Disposals of subsidiaries (Details) - GBP (£) £ in Millions		12 Months Ended
	Dec. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Goodwill		£ 7,610	£ 8,389	£ 8,453
Other intangible assets		737	850	1,452
Right-of-use assets		1,385	1,382	1,528
Cash and cash equivalents		2,638	2,218	2,492
Accrued income and unbilled media		3,188	3,151
Borrowings		(4,328)	(4,721)
Lease liability at end of year		(2,020)	(2,154)	(2,210)
Trade and other payables		(12,272)	(12,541)
Net assets		3,734	3,833
Non-controlling interests		(259)	(457)
Gain on disposal before income tax		£ 1,031	£ 346	£ 1,160
Discontinued operations
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Goodwill	£ 448
Other intangible assets	60
Right-of-use assets	59
Cash and cash equivalents	93
Trade and other receivables	106
Accrued income and unbilled media	24
Other assets	29
Total assets	819
Borrowings	(93)
Lease liability at end of year	(74)
Deferred income	(16)
Trade and other payables	(93)
Deferred tax liabilities	(33)
Other liabilities	(3)
Total liabilities	(312)
Net assets	507
Non-controlling interests	(100)
Net assets disposed	407
Consideration received	613
Gain on disposal before income tax and reclassification of foreign currency translation reserve	206
Reclassification of foreign currency translation reserve	69
Gain on disposal before income tax	275
Income tax expense on gain	(79)
Gain on disposal after income tax	£ 196